MARKETABLE SECURITIES	9 Months Ended
Dec. 31, 2024
MARKETABLE SECURITIES
MARKETABLE SECURITIES

4. MARKETABLE SECURITIES

As at December 31, 2024, the fair value of its current holdings was $22,286 (March 31, 2024 - $41,587) and during the nine months ended December 31, 2024 there was a negative change of fair value adjustment of $19,301 (December 31, 2023 – $42,447 negative change). The marketable securities include 550,000 units (shares and warrants) of Carlyle Commodities Corp., a Canadian public company listed on the TSX Venture Exchange.

As at December 31, 2024, the Company held the following marketable securities:

Company	Shares/Warrants Held	Cost	Fair Value	Fair Value Decrease
	(#)	($)	($)	($)
Carlyle Commodities Corp - Shares	550,000	907,500	8,250	(899,250)
Carlyle Commodities Corp - Warrants	550,000	727,000	200	(726,800)
Other	1,680,729	14,237	13,836	(401)
Total	2,780,729	1,648,737	22,286	(1,626,451)